Stock option transactions (Details) - Equity Option [Member] - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)	4,369,565	4,554,565
Beginning balance (in dollars per share)	$ 3.09	$ 3.11
Expired		185,000
Expired		$ 3.43
Expired		(185,000)
Ending balance (in shares)	4,369,565	4,369,565
Ending balance (in dollars per share)	$ 3.09	$ 3.09
Balance (in shares)	4,369,565	4,369,565
Exercise Price (in dollars per share)	$ 3.09	$ 3.09